UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2017

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

ValueShares U.S. Quantitative Value ETF

ValueShares International Quantitative Value ETF

MomentumShares U.S. Quantitative Momentum ETF

MomentumShares International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Annual Report

September 30, 2017

ALPHA ARCHITECT ETF TRUST

Affordable. Active. Alpha.*
Dear Alpha Architect ETF Trust Shareholders,

Thank you for your investment in the ValueShares US Quantitative Value ETF (“QVAL”), ValueShares International Quantitative Value ETF (“IVAL”), MomentumShares US Quantitative Momentum ETF (“QMOM”), MomentumShares International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”) collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal year (fiscal period for VMOT) ended September 30, 2017 (“FY 2017”). On February 1, 2017, QVAL, IVAL, QMOM, and IMOM transitioned from active management to passive management. The performance prior to February 1, 2017 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed. Performance after February 1, 2017 reflects the Funds’ current objectives of seeking to track the total return performance, before fees and expenses, of its index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”).

At the beginning of the fiscal year, QVAL and IVAL employed a systematic process that sought to buy what we view as the cheapest, highest quality value stocks. Effective as of February 1, 2017, QVAL sought to track the Alpha Architect Quantitative Value Index and IVAL sought to track the Alpha Architect International Quantitative Value Index. Similarly, at the beginning of the fiscal year, QMOM and IMOM Funds employed a systematic process that sought to buy stocks with the highest quality momentum, in our opinion. Effective as of February 1, 2017, QMOM began seeking to track the Alpha Architect Quantitative Momentum Index and IMOM began seeking to track the Alpha Architect International Quantitative Momentum Index.

VMOT is structured as “fund of funds” ETF that seeks to invest in value and momentum securities (using QVAL and IVAL ETFs for value investments, and QMOM and IMOM for momentum investments) as well as applying trend-rules to the U.S. (QVAL and QMOM) and International (IVAL and IMOM) allocations on a monthly assessment. Since inception, VMOT seeks to track the Alpha Architect Value Momentum Trend Index.

The investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions. QVAL’s index seeks to identify cheap, high quality stocks in the domestic (US) market. IVAL’s index seeks to identify cheap, high quality stocks in international markets. QMOM’s index seeks to identify stocks with the highest quality momentum in the domestic (US) market. IMOM’s index seeks to identify stocks with the highest quality momentum in international markets. VMOT’s index seeks to invest in Value (QVAL and IVAL) and Momentum (QMOM and IMOM) securities in both the domestic (US) market and international markets (through the Fund of Funds structure) while also applying trend-rules based on a monthly assessment. All Funds target mid and large cap equities, either directly (QVAL, IVAL, QMOM, IMOM) or indirectly (VMOT, which holds shares of QVAL, QMOM, IVAL, and IMOM). The standalone Funds (QVAL, QMOM, IVAL, and IMOM) generally hold 50 or fewer positions and are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, each Fund is more exposed to individual stock volatility than a diversified fund. Conversely, VMOT holds shares of four ETFs and, while it is also considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

Regarding domestic stocks, FY 2017 observed several market factors that, in our view, are worth noting. For FY 2017, the S&P 500 Growth Total Return Index outperformed the S&P 500 Value Total Return Index by 3.43%, highlighting the continued underperformance of value. The FY 2017 result is similar to FY 2016 when value underperformed growth by 1.24%. The international situation is different. For the FY 2017 the MSCI EAFE Value Total Return Index outperformed the MSCI EAFE Growth Total Return Index by 7.11%, highlighting a turnaround for value. The FY 2017 outperformance of value is in contrast to the underperformance in value in FY2016, when growth outperformed value by 5.95%. We like to highlight that concentrated factor strategies focused on a style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is more pronounced when factor style portfolios are more concentrated and less diversified, which is the case for our Funds.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686 www.AlphaArchitect.com

The individual fund performance drivers during the most recent fiscal year/period are outlined below:

QVAL

For FY 2017, QVAL was up 18.58% at its market price and up 18.71% at NAV.

The best performing security in the Fund during the period was Sanderson Farms Inc., up 72.64%. The second best performing security was Best Buy Co Inc., up 52.99% for the period. The third best performing security for the period was Apple Inc., up 42.81% for the period.

The worst performing security in the Fund during the period was Foot Locker Inc., down 47.02%. The second worst performing security was Bed Bath & Beyond Inc., down 33.70% for the period. The third worst performing security was American Eagle Outfitters, down 33.57% for the period.

For FY 2017, QVAL (at NAV) outperformed the S&P 500 Value Total Return Index, which returned 16.47%.

QVAL distributed income to shareholders on a quarterly basis.

IVAL

For FY 2017, IVAL was up 31.55% at its market price and up 31.77% at NAV.

The best performing security in the Fund during the period was Qantas Airways LTD, up 97.59%. The second best performing security was Tosoh Corp., up 89.54% for the period. The third best performing security for the period was Faurecia, up 80.35% for the period.

The worst performing security in the Fund during the period was Chiyoda Corp, down 15.84%. The second worst performing security was Rolls-Royce Holdings PLC, down 11.77% for the period. The third worst performing security was Kingfisher PLC, down 9.90% for the period.

For FY 2017, IVAL (at NAV) outperformed the MSCI EAFE Value Index (USD), which returned 23.23%.

IVAL distributed income to shareholders on a quarterly basis.

QMOM

For FY 2017, QMOM was up 10.74% at its market price and up 10.90% at NAV.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686 www.AlphaArchitect.com

The best performing security in the Fund during the period was Nvidia Corp., up 149.93%. The second best performing security was Chemours Co., up 102.64% for the period. The third best performing security for the period was MKS Instruments Inc., up 91.82% for the period.

The worst performing security in the Fund during the period was Coeur Mining Inc., down 26.04%. The second worst performing security was International Game Technology, down 25.55% for the period. The third worst performing security was Concol Energy Inc., down 24.46% for the period.

For FY 2017, QMOM (at NAV) underperformed the S&P 500 Growth Total Return Index, which returned 19.90%.

QMOM distributed income to shareholders on a quarterly basis.

IMOM

For FY 2017, IMOM was up 11.47% at its market price and up 9.90% at NAV.

The best performing security in the Fund during the period was Boohoo.com PLC., up 85.98%. The second best performing security was Yaskawa Electric Corp, up 69.54% for the period. The third best performing security for the period was Fevertree Drinks PLC, up 63.38% for the period.

The worst performing security in the Fund during the period was Fingerprint Cards AB-B, down 36.83%. The second worst performing security was Vocus Group LTD, down 36.35% for the period. The third worst performing security was Fullshare Holdings LTD, down 29.57% for the period.

For FY 2017, IMOM (at NAV) underperformed the MSCI EAFE Growth Total Return Index (USD), which returned 16.12%.

IMOM distributed income to shareholders on a quarterly basis.

VMOT

For the period between VMOT’s inception (May 3, 2017) and September 30th, 2017, VMOT was up 8.88% at its market price and up 8.77% at NAV.

For the period between VMOT’s inception (May 3, 2017) and September 30th, 2017, VMOT outperformed the MSCI The World Index Gross (USD), which returned 7.26%.

VMOT distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks obtained during the time period held by the Funds.

We appreciate your continued investment in the Funds.

Sincerely,
Wesley R. Gray Ph.D.
Chief Executive Officer

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686 www.AlphaArchitect.com

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. Because the Funds are non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Securities and Exchange Commission (SEC) does not approve or disapprove of any investment. This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. No part of this material may be reproduced in any form, or referred to in any other publication, without express written permission. References to other funds should not to be interpreted as an offer of these securities.

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

The S&P 500 Value Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The S&P 500 Growth Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI World Index is designed to represent the performance of large and mid-cap stocks across 23 developed markets.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686 www.AlphaArchitect.com

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities or their depository receipts with positive momentum.

The Alpha Architect Value Momentum Trend Index will be composed primarily of the other ETFs advised by the Adviser which invest in either domestic or international equity securities and employ either a “momentum” or “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. Fund’s investment advisor is Empowered Funds, LLC which is doing business as Alpha Architect.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686 www.AlphaArchitect.com

ValueShares U.S. Quantitative Value ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
ValueShares U.S. Quantitative Value ETF	18.71%	4.08%
S&P 500® Value Index	16.47%	9.70%
Alpha Architect Quantitative Value Index	18.59%	4.53%

The S&P® 500 Value Index is a measure of value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2017 (Unaudited)
ValueShares U.S. Quantitative Value ETF
% of Net
Sector[1]	Assets
Retail Trade	32.7%
Manufacturing	32.3%
Finance and Insurance	9.7%
Information	7.4%
Administrative and Support and Waste Management and Remediation Services	5.3%
Consumer Staples	2.6%
Construction	2.6%
Information Technology	2.5%
Professional, Scientific, and Technical Services	2.5%
Wholesale Trade	2.3%
Other Assets	0.1%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

ValueShares International Quantitative Value ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
ValueShares International Quantitative Value ETF	31.77%	11.02%
MSCI EAFE Value Index	23.23%	6.87%
Alpha Architect International Quantitative Value Index	31.58%	10.85%

The MSCI EAFE Value Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries* around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 487 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on December 16 , 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2017 (Unaudited)
ValueShares International Quantitative Value ETF

% of Net
Sector[1]	Assets
Consumer Discretionary	31.3%
Industrials	15.0%
Materials	7.2%
Consumer Staples	4.8%
Energy	4.3%
Telecommunication Services	3.9%
Health Care	3.8%
Automobile & Components	2.8%
Information Technology	2.6%
Household Products	2.3%
Software	2.3%
Metal Ore Mining	2.3%
Arts, Entertainment, and Recreation	2.2%
Automobiles	2.1%
Construction	2.1%
Wholesale Trade	2.1%
Health Care Providers & Services	2.0%
Retail	1.9%
Utilities	1.9%
Electrical Equipment	1.8%
Other Assets	1.3%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

MomentumShares U.S. Quantitative Momentum ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
MomentumShares U.S. Quantitative Momentum ETF	10.90%	4.89%
S&P 500® Growth Index	19.90%	12.57%
Alpha Architect Quantitative Momentum Index	10.74%	5.13%

The S&P® 500 Growth Index is a measure of growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

*This chart assumes an initial gross investment of $10,000 made on Decmber 1, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2017 (Unaudited)
MomentumShares U.S. Quantitative Momentum ETF

% of Net
Sector[1]	Assets
Manufacturing	42.3%
Finance and Insurance	18.0%
Information	7.9%
Transportation and Warehousing	4.0%
Accommodation and Food Services	3.9%
Retail Trade	3.8%
Wholesale Trade	2.2%
Consumer Discretionary	2.2%
Educational Services	2.1%
Administrative and Support and Waste Management and Remediation Services	2.1%
Construction	2.0%
Health Care and Social Assistance	2.0%
Utilities	1.9%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Management of Companies and Enterprises	1.8%
Professional, Scientific, and Technical Services	1.6%
Other Assets	0.3%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

MomentumShares International Quantitative Momentum ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
	1 Year	Since Inception
MomentumShares International Quanitative Momentum ETF	9.90%	7.80%
MSCI EAFE Growth Index	16.12%	11.65%
Alpha Architect International Quantitative Momentum Index	11.47%	7.34%

The MSCI EAFE Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the US and Canada. The growth investment style characteristics for index construction are defined using five variables; long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend. With 540 constituents, the index targets 50% coverage of the free-adjusted market capitalization of the MSCI EAFE Index.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

*This chart assumes an initial gross investment of $10,000 made on December 22, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2017 (Unaudited)
MomentumShares International Quanitative Momentum ETF

% of Net
Sector[1]	Assets
Industrials	28.6%
Information Technology	14.3%
Consumer Discretionary	13.4%
Materials	10.4%
Manufacturing	4.6%
Financials	4.5%
Health Care	2.6%
Wholesale Trade	2.4%
Machinery	2.3%
Information Technology Services	2.2%
Consumer Staples	2.2%
Health Care	2.1%
Construction	2.1%
Internet Based Services	2.0%
Beverages	2.0%
Household Products	2.0%
Utilities	2.0%
Other Assets	0.3%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect Value Momentum Trend ETF
Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception
Alpha Architect Value Momentum Trend ETF	8.77%
Alpha Architect Value Momentum Trend Index	9.18%
MSCI The World Index Gross (USD)	7.26%

The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by the Adviser (“Alpha Architect ETFs”. Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

*This chart assumes an initial gross investment of $10,000 made on May 2, 2017. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments

September 30, 2017

Shares		Value
COMMON STOCKS - 99.9%
Animal Slaughtering and Processing - 2.4%
62,116	Pilgrim's Pride Corp. (a)	$1,764,716
Automotive Parts, Accessories, and Tire Stores - 2.6%
3,302	AutoZone, Inc. (a)	1,965,053
Clothing Stores - 5.3%
69,141	The Gap, Inc.	2,041,734
81,109	Urban Outfitters, Inc. (a)	1,938,505
		3,980,239
Communications Equipment Manufacturing - 5.1%
56,015	Cisco Systems, Inc.	1,883,784
25,835	InterDigital, Inc.	1,905,331
		3,789,115
Computer and Peripheral Equipment Manufacturing - 2.7%
45,952	NetApp, Inc.	2,010,860
Computer Systems Design and Related Services - 2.5%
15,313	F5 Networks, Inc. (a)	1,846,135
Department Stores - 5.0%
42,134	Kohl's Corp.	1,923,417
80,523	Macy's, Inc.	1,757,012
		3,680,429
Drugs and Druggists' Sundries Merchant Wholesalers - 2.3%
25,794	Herbalife Ltd. (a)(b)	1,749,607
Electronics and Appliance Stores - 2.4%
32,073	Best Buy Co., Inc. (c)	1,826,878
Employment Services - 5.3%
16,193	Manpowergroup, Inc.	1,907,859
40,216	Robert Half International, Inc.	2,024,473
		3,932,332
Food Products - 2.6%
11,868	Sanderson Farms, Inc.	1,916,919
Health and Personal Care Stores - 4.9%
22,349	CVS Health Corp.	1,817,421
28,477	Express Scripts Holding Co. (a)	1,803,163
		3,620,584
Home Furnishings Stores - 2.5%
37,767	Williams-Sonoma, Inc.	1,883,063

The accompanying notes are an integral part of these financial statements.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2017

Shares		Value
Insurance Carriers - 7.2%
9,219	Anthem, Inc.	$1,750,504
20,213	Centene Corp. (a)	1,956,012
6,950	Humana, Inc. (a)	1,693,228
		5,399,744
Iron and Steel Mills and Ferroalloy Manufacturing - 2.4%
52,261	Steel Dynamics, Inc.	1,801,437
Motor Vehicle Body and Trailer Manufacturing - 2.6%
97,552	Gentex Corp.	1,931,530
Motor Vehicle Manufacturing - 2.6%
47,391	General Motors Co.	1,913,649
Motor Vehicle Parts Manufacturing - 2.7%
11,665	Lear Corp.	2,018,978
Newspaper, Periodical, Book, and Directory Publishers - 7.4%
32,998	Meredith Corp.	1,831,389
141,012	TEGNA, Inc.	1,879,690
67,545	Twenty-First Century Fox, Inc.	1,781,837
		5,492,916
Nondepository Credit Intermediation - 2.4%
68,662	H&R Block, Inc.	1,818,170
Other General Merchandise Stores - 7.7%
37,583	Big Lots, Inc.	2,013,321
23,711	Dollar General Corp.	1,921,777
30,769	Target Corp.	1,815,679
		5,750,777
Pharmaceutical and Medicine Manufacturing - 4.4%
21,522	Gilead Sciences, Inc.	1,743,712
13,221	United Therapeutics Corp. (a)	1,549,369
		3,293,081
Printing and Related Support Activities - 2.6%
26,138	Deluxe Corp.	1,907,029
Residential Building Construction - 2.6%
49,451	DR Horton, Inc.	1,974,578
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.6%
19,463	LyondellBasell Industries NV (a)	1,927,810
Semiconductor and Other Electronic Component Manufacturing - 4.8%
31,358	Cirrus Logic, Inc. (a)	1,672,008
49,922	Intel Corp.	1,901,030
		3,573,038

The accompanying notes are an integral part of these financial statements.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2017

Shares		Value
Shoe Stores - 2.3%
48,644	Foot Locker, Inc.	$1,713,242
	TOTAL COMMON STOCKS
	(Cost $70,067,331)	$74,481,909
	TOTAL INVESTMENTS - 99.9%
	(Cost $70,067,331)	$74,481,909
	Other Assets in Excess of Liabilities - 0.1%	83,144
	TOTAL NET ASSETS - 100.0%	$74,565,053

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $56,960.

The accompanying notes are an integral part of these financial statements.

ValueShares International Quantitative Value ETF
Schedule of Investments
September 30, 2017

Shares		Value
COMMON STOCKS - 98.7%
Australia - 7.1%
58,973	Caltex Australia Ltd.	$1,484,895
389,369	Fortescue Metals Group Ltd.	1,569,864
401,720	Qantas Airways Ltd.	1,837,086
		4,891,845
Cayman Islands - 2.5%
1,597,651	WH Group Ltd.	1,697,540
Finland - 2.2%
33,949	Neste Oyj	1,482,585
France - 7.3%
28,004	Faurecia	1,943,830
66,200	Peugeot SA	1,576,563
15,063	Renault SA	1,479,596
		4,999,989
Hong Kong - 1.9%
128,113	China Mobile Ltd.	1,298,088
Japan - 59.4%
24,800	ABC-MART, Inc.	1,309,149
75,500	Alfresa Holdings Corp.	1,381,511
122,100	Daicel Corp.	1,471,385
38,800	Subaru Corp.	1,399,938
64,200	Fujitsu General Ltd.	1,298,549
581,500	GungHo Online Entertainment, Inc.	1,570,993
120,000	Haseko Corp.	1,599,645
34,600	Hitachi High-Technologies Corp.	1,254,548
252,000	Hitachi Ltd.	1,775,701
206,000	KAJIMA CORP.	2,046,727
22,600	KAKEN PHARMACEUTICAL CO., LTD.	1,148,829
52,500	KDDI Corp.	1,384,292
90,100	KINDEN Corp.	1,450,888
26,000	Koito Manufacturing Co., Ltd.	1,631,282
43,400	Namco Bandai Holdings, Inc.	1,488,771
81,800	Nippon Television Holdings, Inc.	1,436,452
147,900	Nissan Motor Co., Ltd.	1,464,871
60,500	NOF Corp.	1,709,753
140,400	Obayashi Corp.	1,683,178
79,800	Sekisui Chemical Co., Ltd.	1,570,115
83,900	Sekisui House Ltd.	1,414,053
10,000	Shimamura Co., Ltd.	1,199,734
140,000	Shimizu Corp.	1,551,478

The accompanying notes are an integral part of these financial statements.

ValueShares International Quantitative Value ETF
Schedule of Investments
September 30, 2017

Shares		Value
Japan - Continued
41,400	SUZUKEN CO., LTD.	$1,471,673
35,600	Taisei Corp.	1,866,608
78,000	TOSOH CORP.	1,757,903
66,200	Toyota Boshoku Corp.	1,401,952
		40,739,978
Netherlands - 1.9%
298,611	PostNL NV	1,286,064
Norway - 2.3%
79,195	Marine Harvest ASA	1,566,101
United Kingdom - 14.1%
177,751	Barratt Developments PLC	1,463,652
530,147	Centrica PLC	1,328,440
170,462	Crest Nicholson Holdings PLC	1,263,155
309,393	Kingfisher PLC	1,237,539
44,142	Persimmon PLC	1,527,258
181,868	Redrow PLC	1,443,938
553,317	Taylor Wimpey PLC	1,449,522
		9,713,504
	TOTAL COMMON STOCKS
	(Cost $59,663,419)	$67,675,694
	TOTAL INVESTMENTS - 98.7%
	(Cost $59,663,419)	$67,675,694
	Other Assets in Excess of Liabilities - 1.3%	878,686
	TOTAL NET ASSETS - 100.0%	$68,554,380

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2017

Shares		Value
COMMON STOCKS - 99.7%
Aerospace Product and Parts Manufacturing - 2.0%
3,089	The Boeing Company	$785,255
Agriculture, Construction, and Mining Machinery Manufacturing - 2.0%
6,431	Deere & Co.	807,669
Auto Components - 2.2%
31,272	Dana Holding Corp.	874,365
Beverage Manufacturing - 4.0%
6,378	National Beverage Corp.	791,191
50,116	The Wendy's Company	778,301
		1,569,492
Colleges, Universities, and Professional Schools - 2.1%
9,246	Grand Canyon Education, Inc. (a)	839,722
Computer and Peripheral Equipment Manufacturing - 2.0%
4,173	Arista Networks, Inc. (a)	791,243
Depository Credit Intermediation - 6.2%
10,819	Comerica, Inc.	825,057
4,378	SVB Financial Group (a)	819,080
16,948	Zions Bancorporation	799,607
		2,443,744
Electric Power Generation, Transmission and Distribution - 1.9%
29,887	NRG Energy, Inc.	764,808
Electronics and Appliance Stores - 1.9%
16,769	Aaron's, Inc.	731,631
Home Health Care Services - 2.0%
3,863	Chemed Corp.	780,519
Household Appliance Manufacturing - 1.5%
7,908	iRobot Corp. (a)	609,390
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 2.1%
29,298	Entegris, Inc. (a)	845,247
Insurance Carriers - 1.9%
15,095	CNA Financial Corp.	758,524
Internet Software & Services - 2.0%
3,010	MercadoLibre, Inc.	779,379
Investigation and Security Services - 2.1%
9,639	The Brink's Company	812,086
Management of Companies and Enterprises - 1.8%
12,557	EchoStar Corp. (a)	718,637
Medical Equipment and Supplies Manufacturing - 2.0%
4,248	Align Technology, Inc. (a)	791,275

The accompanying notes are an integral part of these financial statements.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2017

Shares		Value
Metal Ore Mining - 1.9%
18,443	Southern Copper Corp.	$733,294
Motor Vehicle Body and Trailer Manufacturing - 2.5%
22,257	Navistar International Corp. (a)	980,866
Motor Vehicle Parts Manufacturing - 2.0%
6,482	Visteon Corp. (a)	802,277
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.9%
6,874	Cognex Corp.	758,065
8,921	Masimo Corp. (a)	772,202
20,705	Teradyne, Inc.	772,089
		2,302,356
Nondepository Credit Intermediation - 6.1%
15,515	Green Dot Corp. (a)	769,234
20,752	Houlihan Lokey, Inc.	812,026
3,208	LendingTree, Inc. (a)	784,196
		2,365,456
Other Financial Investment Activities - 3.9%
56,740	BGC Partners, Inc.	821,028
6,481	Ferrari NV ADR	716,021
		1,537,049
Other General Purpose Machinery Manufacturing - 2.0%
6,535	Graco, Inc.	808,314
Other Miscellaneous Store Retailers - 2.0%
3,800	Stamps.com, Inc. (a)	770,070
Other Telecommunications - 2.0%
18,431	RingCentral, Inc. (a)	769,494
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.0%
15,506	The Chemours Co.	784,759
Pharmaceutical and Medicine Manufacturing - 3.7%
52,713	Amicus Therapeutics, Inc. (a)	794,912
12,242	Portola Pharmaceuticals, Inc. (a)	661,435
		1,456,347
Residential Building Construction - 2.0%
280	NVR, Inc. (a)	799,400
Restaurants and Other Eating Places - 1.8%
10,644	Wayfair, Inc. (a)	717,406
Scheduled Air Transportation - 4.0%
6,073	Copa Holdings SA (b)	756,271
14,416	Southwest Airlines Co.	807,007
		1,563,278

The accompanying notes are an integral part of these financial statements.

MomentumShares U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2017

Shares		Value
Scientific Research and Development Services - 1.6%
26,263	Exelixis, Inc. (a)	$636,352
Semiconductor and Other Electronic Component Manufacturing - 10.6%
10,166	Advanced Energy Industries, Inc. (a)(c)	821,006
16,334	Applied Materials, Inc.	850,838
4,316	IPG Photonics Corp. (a)	798,719
4,503	Lam Research Corp. (a)	833,235
9,048	MKS Instruments, Inc.	854,584
		4,158,382
Software Publishers - 4.0%
6,555	Autodesk, Inc. (a) (c)	735,864
6,990	IAC/InterActiveCorp (a)	821,884
		1,557,748
Traveler Accommodation - 2.0%
6,484	Marriott Vacations Worldwide Corp.	807,453
	TOTAL COMMON STOCKS
	(Cost $35,802,083)	$39,253,287
	TOTAL INVESTMENTS - 99.7%
	(Cost $35,802,083)	$39,253,287
	Other Assets in Excess of Liabilities - 0.3%	116,852
	TOTAL NET ASSETS - 100.0%	$39,370,139

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $193,020.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
September 30, 2017

Shares		Value
COMMON STOCKS - 99.7%
Australia - 2.2%
210,889	Qantas Airways Ltd.	$964,406
European Union - 2.0%
29,718	Fevertree Drinks PLC	870,908
France - 6.4%
5,346	Aeroports de Paris	864,357
6,965	Ipsen SA	925,676
2,516	Kering	1,002,267
		2,792,300
Germany - 7.1%
37,160	Deutsche Lufthansa AG	1,032,540
47,235	Evotec AG (a)	1,121,559
9,681	Fraport AG Frankfurt Airport Services Worldwide	919,243
		3,073,342
Hong Kong - 2.3%
145,523	Galaxy Entertainment Group Ltd.	1,024,600
45,281	I-CABLE Communications Ltd. (a)	1,478
		1,026,078
Japan - 55.7%
26,700	Benesse Holdings, Inc.	963,359
21,400	DAIFUKI CO., LTD.	1,053,597
5,400	Disco Corp.	1,098,476
117,500	Fujikura Ltd	943,968
17,900	Furukawa Electric Co., Ltd.	983,088
67,800	The Kansai Electric Power Co., Inc.	867,346
57,900	KINDEN Corp.	932,369
47,500	Lion Corp.	867,052
21,200	McDonald's Holdings Co Japan Ltd .	938,245
58,300	Minebea Co.	911,868
37,800	MISUMI Group, Inc.	995,347
38,200	Mitsubishi Gas Chemical Co., Inc.	895,209
18,300	Mitsui Mining & Smelting Co., Ltd.	948,136
18,200	mixi., Inc.	878,258
39,200	Nexon Co., Ltd.	1,022,806
20,400	Nihon M&A Center Inc.	997,112
2,900	Nintendo Co., Ltd.	1,071,086
14,700	OTSUKA Corp.	941,897
12,400	Rohm Co., Ltd.	1,062,306
3,400	RYOHIN KEIKAKU CO., LTD.	1,001,644
25,600	Sumitomo Heavy Industries, Ltd.	1,026,048

The accompanying notes are an integral part of these financial statements.

MomentumShares International Quantitative Momentum ETF
Schedule of Investments
September 30, 2017

Shares		Value
Japan - Continued
41,000	TOSOH CORP.	$924,026
17,500	ULVAC, Inc.	1,099,534
13,400	Yakult Honsha Co., Ltd.	965,777
31,400	Yaskawa Electric Corp.	994,810
		24,383,364
Jersey - 6.3%
317,244	boohoo.com plc (a)	899,100
200,572	Glencore PLC	919,180
24,961	Wizz Air Holdings Plc (a)	956,938
		2,775,218
Netherlands - 6.8%
23,851	ASR Nederland N.V.	954,068
14,293	BE Semiconductor Industries N.V.	994,141
53,137	STMicroelectronics N.V.	1,026,817
		2,975,026
Norway - 2.3%
118,017	Storebrand ASA	1,001,689
United Kingdom - 8.6%
76,079	Bodycote PLC	934,332
115,937	Electrocomponents PLC	964,756
84,659	KAZ Minerals PLC (a)	877,480
136,345	SSP Group Plc	982,023
		3,758,591
	TOTAL COMMON STOCKS
	(Cost $40,109,676)	$43,620,922
	TOTAL INVESTMENTS - 99.7%
	(Cost $40,109,676)	$43,620,922
	Other Assets in Excess of Liabilities - 0.3%	146,370
	TOTAL NET ASSETS - 100.0%	$43,767,292

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
September 30, 2017

Shares		Value
INVESTMENT COMPANIES - 99.7%
343,829	ValueShares U.S. Quantitative Value ETF(a)	$9,334,889
318,068	ValueShares International Value ETF(a)	10,194,048
353,976	MomentumShares U.S. Quantitative Momentum ETF(a)	9,620,501
399,975	MomentumShares International Quantitative Momentum ETF(a)	11,376,649
	TOTAL INVESTMENT COMPANIES (Cost $37,976,512)	$40,526,087

	TOTAL INVESTMENTS (Cost $37,976,512) - 99.7%	$40,526,087
	Other Assets in Excess of Liabilities - 0.3%(a)	118,163
	TOTAL NET ASSETS - 100.0%	$40,644,250

(a) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $11,494,133.

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 2017

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Assets:
Investments, at value	$74,481,909	$67,675,694
Cash	40,688	348,067
Dividends and interest receivable	89,105	573,457
Total Assets	74,611,702	68,597,218
Liabilities:
Accrued investment advisory fees	46,649	42,838
Total Liabilities	46,649	42,838
Net Assets	$74,565,053	$68,554,380

Net Assets Consist of:
Capital Stock	$81,637,267	$61,455,437
Undistributed Net Investment Income (Loss)	37,768	358,194
Undistributed (Accumulated) Net Realized Gain (Loss)	(11,524,560)	(1,271,526)
Net Unrealized Appreciation (Depreciation) on:
Investments	4,414,578	6,664,247
Foreign currency	—	1,348,028
Net assets	$74,565,053	$68,554,380

Calculation of Net Asset Value Per Share:
Net Assets	$74,565,053	$68,554,380
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,750,000	2,150,000

Net Asset Value, Redemption Price and Offering Price per Share	$27.11	$31.89

Cost of Investments	$70,067,331	$59,663,419

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 2017

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Assets:
Investments, at value	$39,253,287	$43,620,922
Cash	128,698	31,161
Dividends and interest receivable	12,036	142,224
Spot receivable	—	86
Total Assets	39,394,021	43,794,393
Liabilities:
Accrued investment advisory fees	23,882	27,101
Total Liabilities	23,882	27,101
Net Assets	$39,370,139	$43,767,292

Net Assets Consist of:
Capital Stock	$39,202,467	$43,697,934
Undistributed Net Investment Income (loss)	—	170,566
Undistributed (Accumulated) Net Realized Gain (Loss)	(3,283,532)	(3,612,454)
Net Unrealized Appreciation (Depreciation) on:
Investments	3,451,204	3,618,966
Foreign currency	—	(107,720)
Net assets	$39,370,139	$43,767,292

Calculation of Net Asset Value Per Share:
Net Assets	$39,370,139	$43,767,292
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,450,000	1,550,000

Net Asset Value, Redemption Price and Offering Price per Share	$27.15	$28.24

Cost of Investments	$35,802,083	$40,109,676

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 2017

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$40,526,087
Cash	243,637
Deposit at broker	12,033
Total Assets	40,781,757
Liabilities:
Distribution Payable	137,507
Total Liabilities	137,507
Net Assets	$40,644,250

Net Assets Consist of:
Capital Stock	$38,092,798
Undistributed Net Investment Income (loss)	1,877
Undistributed (Accumulated) Net Realized Gain (Loss)	—
Net Unrealized Appreciation (Depreciation) on:
Investments	2,549,575
Foreign currency	—
Net assets	$40,644,250

Calculation of Net Asset Value Per Share:
Net Assets	$40,644,250
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,500,000

Net Asset Value, Redemption Price and Offering Price per Share	$27.10

Cost of Investments	$37,976,512

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2017

	ValueShares U.S. Quantitative Value ETF	ValueShares International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $119,979, respectively)	$1,308,174	$1,463,624
Total investment income	1,308,174	1,463,624

Expenses:
Investment advisory fees	498,949	389,121
Total expenses	498,949	389,121

Net Investment Income	809,225	1,074,503

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(2,473,546)	1,431,505
In-kind redemptions	6,086,383	4,565,862
Foreign currency	—	(2,545)
	3,612,837	5,994,822
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	6,487,685	6,448,249
Foreign currency	—	(237,934)
	6,487,685	6,210,315
Net realized and unrealized gain (loss) on investments	10,100,522	12,205,137
Net increase (decrease) in net assets resulting from operations	$10,909,747	$13,279,640

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2017

	MomentumShares U.S. Quantitative Momentum ETF	MomentumShares International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $54,811, respectively)	$315,693	$571,026
Total investment income	315,693	571,026

Expenses:
Investment advisory fees	242,395	236,963
Total expenses	242,395	236,963

Net Investment Income	73,298	334,063

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(2,934,115)	(3,440,102)
In-kind redemptions	3,848,587	5,731,656
Foreign currency	—	(13,111)
	914,472	2,278,443
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,317,795	2,527,108
Foreign currency	—	(297,976)
	2,317,795	2,229,132
Net realized and unrealized gain (loss) on investments	3,232,267	4,507,575
Net increase (decrease) in net assets resulting from operations	$3,305,565	$4,841,638

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2017

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$137,507
Total investment income	137,507

Expenses:
Investment advisory fees	48,485
Total expenses	48,485

Less: Reimbursement of expenses from Advisor (Note 3)	(48,485)
Net Expenses	—

Net Investment Income	137,507

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	—
In-kind redemptions	—
—
Change in Net Unrealized Appreciation (Depreciation) on:
Investments in affiliates	2,549,575
Foreign currency	—
2,549,575
Net realized and unrealized gain (loss) on investments	2,549,575
Net increase (decrease) in net assets resulting from operations	$2,687,082

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	ValueShares U.S. Quantitative Value ETF		ValueShares International Quantitative Value ETF

	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2017	Year Ended September 30, 2016

Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$809,225	$688,315	$1,074,503	$484,147
Net realized gain (loss) on investments	3,612,837	(3,798,770)	5,994,822	(2,182,044)
Change in net unrealized appreciation (depreciation) on investments	6,487,685	3,685,587	6,210,315	4,500,827
Net increase (decrease) in net assets resulting from operations	10,909,747	575,132	13,279,640	2,802,930

Distributions to Shareholders:
Net investment income	(771,457)	(696,488)	(865,181)	(356,084)
Total distributions to shareholders	(771,457)	(696,488)	(865,181)	(356,084)

Capital Share Transactions:
Proceeds from shares sold	62,358,390	41,671,880	41,949,060	18,109,480
Payments for shares redeemed	(53,411,855)	(33,413,115)	(21,563,830)	(3,330,840)
Total increase (decrease) in net assets from net change in capital share transactions	8,946,535	8,258,765	20,385,230	14,778,640
Total increase (decrease) in net assets	19,084,825	8,137,409	32,799,689	17,225,486
Net Assets:
Beginning of period	55,480,228	47,342,819	35,754,691	18,529,205
End of period	$74,565,053	$55,480,228	$68,554,380	$35,754,691
Undistributed Net Investment Income (Loss), End of Period	$37,768	$—	$358,194	$184,626

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,400,000	2,050,000	1,450,000	800,000
Shares sold	2,450,000	1,850,000	1,450,000	800,000
Shares reinvested	—	—	—	—
Shares repurchased	(2,100,000)	(1,500,000)	(750,000)	(150,000)
Shares outstanding, end of period	2,750,000	2,400,000	2,150,000	1,450,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	MomentumShares U.S. Quantitative Momentum ETF		MomentumShares International Quantitative Momentum ETF

	Year Ended September 30, 2017	December 2, 2015 through September 30, 2016	Year Ended September 30, 2017	December 23, 2015 through September 30, 2016

Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$73,298	$37,686	$334,063	$89,885
Net realized gain (loss) on investments	914,472	(24,072)	2,278,443	(127,807)
Change in net unrealized appreciation (depreciation) on investments	2,317,795	1,133,409	2,229,132	1,282,114
Net increase (decrease) in net assets resulting from operations	3,305,565	1,147,023	4,841,638	1,244,192

Distributions to Shareholders:
Net investment income	(74,945)	(36,039)	(246,459)	(64,295)
Return of Capital	(15,320)	—	—	(2,452)
Total distributions to shareholders	(90,265)	(36,039)	(246,459)	(66,747)

Capital Share Transactions:
Proceeds from shares sold	44,827,445	27,747,595	61,879,498	18,230,430
Payments for shares redeemed	(32,004,375)	(5,526,810)	(42,115,260)	—
Total increase (decrease) in net assets from net change in capital share transactions	12,823,070	22,220,785	19,764,238	18,230,430
Total increase (decrease) in net assets	16,038,370	23,331,769	24,359,417	19,407,875
Net Assets:
Beginning of period	23,331,769	—	19,407,875	—
End of period	$39,370,139	$23,331,769	$43,767,292	$19,407,875
Undistributed Net Investment Income (Loss), End of Period	$—	$1,647	$ 170,566	$—

Changes in Shares Outstanding
Shares outstanding, beginning of period	950,000	—	750,000	—
Shares sold	1,750,000	1,200,000	2,400,000	750,000
Shares reinvested	—	—	—	—
Shares repurchased	(1,250,000)	(250,000)	(1,600,000)	—
Shares outstanding, end of period	1,450,000	950,000	1,550,000	750,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

Alpha Architect Value Momentum Trend ETF

For the period May 3, 2017 through September 30, 2017

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$137,507
Net realized gain (loss) on investments	—
Change in net unrealized appreciation (depreciation) on investments	2,549,575
Net increase (decrease) in net assets resulting from operations	2,687,082

Distributions to Shareholders:
Net investment income	(135,630)
Return of Capital	(1,877)
Total distributions to shareholders	(137,507)

Capital Share Transactions:
Proceeds from shares sold	38,094,675
Payments for shares redeemed	—
Total increase (decrease) in net assets from net change in capital share transactions	38,094,675
Total increase (decrease) in net assets	40,644,250
Net Assets:
Beginning of period	—
End of period	$40,644,250

Undistributed Net Investment Income (Loss), End of Period	$1,877

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,500,000
Shares reinvested	—
Shares repurchased	—
Shares outstanding, end of period	1,500,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS
SEPTEMBER 30, 2017

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income(Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase(Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period(,000)	Net Expenses[3,4]	Total Expenses[3]	Net Investment Income (Loss)[3]	Portfolio Turnover Rate[5]

ValueShares U.S. Quantitative Value ETF
Year Ended September 30, 2017	$23.12	$0.32	$3.98	$4.30	$(0.31)	$—	$(0.31)	$27.11	18.71%	$74,565	0.79%	0.79%	1.28%	81%
Year ended September 30, 2016	$23.09	$0.33	$0.03	$0.36	$(0.33)	$—	$(0.33)	$23.12	1.58%	$55,480	0.79%	0.79%	1.46%	74%
October 22, 2014[6] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	0.79%	1.17%	69%
ValueShares International Quantitative Value ETF
Year Ended September 30, 2017	$24.66	$0.62	$7.13	$7.75	$(0.52)	$—	$(0.52)	$31.89	31.77%	$68,554	0.79%	0.79%	2.18%	44%
Year ended September 30, 2016	$23.16	$0.46	$1.38	$1.84	$(0.34)	$—	$(0.34)	$24.66	8.00%	$35,755	0.79%	0.79%	1.95%	119%
December 17, 2014[6] to September 30, 2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	0.79%	2.67%	33%
MomentumShares U.S. Quantitative Momentum ETF
Year Ended September 30, 2017	$24.56	$0.06	$2.61	$2.67	$(0.07)	$(0.01)	$(0.08)	$27.15	10.90%	$39,370	0.79%	0.79%	0.24%	168%
December 2, 2015[6] to September 30, 2016	$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$—	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.79%	0.28%	213%
MomentumShares International Quantitative Momentum ETF
Year Ended September 30, 2017	$25.88	$0.28	$2.26	$2.54	$(0.18)	$—	$(0.18)	$28.24	9.90%	$43,767	0.79%	0.79%	1.11%	105%
December 23, 2015[6,7] to September 30, 2016	$25.00	$0.18	$0.81	$0.99	$(0.11)	$—	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.79%	0.93%	217%
Alpha Architect Value Momentum Trend ETF
May 3, 2017[6,7] to September 30, 2017	$25.00	$0.13	$2.06	$2.19	$(0.09)	$—	$(0.09)	$27.10	8.77%	$40,644	0.00%	0.45%	1.27%	0%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
2 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.  Total return for a period of less than one year is not annualized.
3 For periods of less than one year, these ratios are annualized.
4 Net expenses include effects of any reimbursement or recoupment.
5 Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
6 Commencement of operations.
7 Both MomentumShares International Quantitative Momentum ETF and Alpha Architect Value Momentum Trend ETF paid a return of capital of less than $.005.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

NOTE 1 – ORGANIZATION

Each of ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, MomentumShares International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually the “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013.  The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).  Each Fund is considered non-diversified under the 1940 Act.  Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.  Each Fund qualifies as an Investment Company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies.  The investment objective of each Fund is to track the total return performance, before fees and expenses, of each Fund’s particular index. The underlying index for each Fund is defined below:

Fund	Index
ValueShares U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
ValueShares International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
MomentumShares U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
MomentumShares Int’l Quantitative Momentum ETF	Alpha Architect Int’l Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF, and MomentumShares International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by the Adviser (“Alpha Architect ETFs”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on CBOE Global Markets (“CBOE”). Market prices for the shares may be different from their net asset value (“NAV”).  The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii)a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used.  Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2017, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

The following is a summary of the fair value classification of the Funds’ investments as of September 30, 2017:
ValueShares U.S. Quantitative Value ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$74,481,909	$—	$—	$74,481,909
Total Investments in Securities	$74,481,909	$—	$—	$74,481,909

ValueShares International Quantitative Value ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$67,675,694	$—	$—	$67,675,694
Total Investments in Securities	$67,675,694	$—	$—	$67,675,694

MomentumShares U.S. Quantitative Momentum ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$39,253,287	$—	$—	$39,253,287
Total Investments in Securities	$39,253,287	$—	$—	$39,253,287

MomentumShares International Quantitative Momentum ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$43,620,922	$—	$—	$43,620,922
Total Investments in Securities	$43,620,922	$—	$—	$43,620,922

Alpha Architect Value Momentum Trend ETF

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—
Investment Companies	40,526,087	—	—	40,526,087

Total Investments in Securities	$40,526,087	$—	$—	$40,526,087

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal year and period ended September 30, 2017, the Funds recognized no transfers to/from Level 1 or Level 2.  The Funds did not invest in any Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.
Risks.   Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation(Depreciation) – Foreign Currency.”

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

D.
Federal Income Taxes. The Funds intend to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income tax provision is required. As of and during the fiscal year and period ended September 30, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the fiscal year and period ended September 30, 2017, the Funds did not have liabilities for any unrecognized tax benefits.  The Funds would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the fiscal year and period ended September 30, 2017, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.  Each Fund may distribute more frequently, if necessary for tax purposes.

G.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period.  Actual results  could differ from those estimates.

H.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading.  The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

I.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year and period ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid in
	(Loss)	Gain (Loss)	Capital
ValueShares U.S. Quantitative Value ETF	$—	$(6,064,908)	$6,064,908
ValueShares International Quantitative Value ETF	(35,754)	(4,469,591)	4,505,345
MomentumShares U.S. Quantitative Momentum ETF	15,320	(3,841,113)	3,825,793
MomentumShares International Momentum ETF	82,962	(5,788,680)	5,705,718
Alpha Architect Value Momentum Trend ETF	1,877	—	(1,877)

K.
Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2017, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (“Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.  Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.  The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee.  The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

ValueShares U.S. Quantitative Value ETF	0.79%
ValueShares International Quantitative Value ETF	0.79%
MomentumShares U.S. Quantitative Momentum ETF	0.79%
MomentumShares International Quantitative Momentum ETF	0.79%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has agreed to waive the unitary management fee of 0.45% for the Alpha Architect Value Momentum Trend ETF at least until November 11, 2018. The fee waived is not subject to recoupment. The amount of the waiver is based on the Fund’s average daily net assets multiplied by 0.45%.

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust.  Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of September 30, 2017, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:
	Shares	%
ValueShares U.S. Quantitative Value ETF	99,314	3.61
ValueShares International Quantitative Value ETF	99,297	4.62
MomentumShares U.S. Quantitative Momentum ETF	80,033	5.52
MomentumShares International Quantitative Momentum ETF	66,680	4.30
Alpha Architect Value Momentum Trend ETF	—	0.00

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal year and period ended September 30, 2017, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$100,495,242	$50,848,757
ValueShares International Quantitative Value ETF	38,690,565	21,565,351
MomentumShares U.S. Quantitative Momentum ETF	77,429,025	51,546,051
MomentumShares International Quantitative Momentum ETF	74,058,872	31,219,054
Alpha Architect Value Momentum Trend ETF	37,976,512	—

For the fiscal year and period ended September 30, 2017, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
ValueShares U.S. Quantitative Value ETF	$12,723,084	$53,368,683
ValueShares International Quantitative Value ETF	24,193,945	21,354,385
MomentumShares U.S. Quantitative Momentum ETF	19,093,593	32,240,862
MomentumShares International Quantitative Momentum ETF	18,576,371	41,809,969
Alpha Architect Value Momentum Trend ETF	—	—

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

For the fiscal year and period ended September 30, 2017, short term and long term in-kind transactions are as follows:

	Short Term	Long Term
ValueShares U.S. Quantitative Value ETF	$5,028,066	$1,036,842
ValueShares International Quantitative Value ETF	3,896,047	609,298
MomentumShares U.S. Quantitative Momentum ETF	3,404,374	436,739
MomentumShares International Quantitative Momentum ETF	5,019,612	686,106
Alpha Architect Value Momentum Trend ETF	—	—

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2017 were as follows*:

	ValueShares	ValueShares	MomentumShares
	U.S. Quantitative	International Quantitative	International Quantitative
	Value ETF	Value ETF	Momentum ETF
Tax cost of investments	$70,201,378	$60,010,433	$40,178,667
Gross tax unrealized appreciation	7,152,144	9,119,311	4,030,836
Gross tax unrealized depreciation	(2,871,613)	(1,454,050)	(588,581)
Net tax unrealized appreciation	$4,280,531	$7,665,261	$3,442,255
Undistributed ordinary income	37,768	673,240	237,579
Undistributed long-term gain	—	—	—
Total distributable earnings	37,768	673,240	237,579
Other accumulated gain (loss)	(11,390,513)	(1,239,558)	(3,610,476)
Total accumulated gain (loss)	$(7,072,214)	$7,098,943	$69,358

	MomentumShares	Alpha Architect
	U.S. Quantitative	Value Momentum
	Momentum ETF	Trend ETF
Tax cost of investments	$35,802,714	$37,976,512
Gross tax unrealized appreciation	3,953,012	2,550,886
Gross tax unrealized depreciation	(502,439)	(1,311)
Net tax unrealized appreciation	$3,450,573	$2,549,575
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(3,282,901)	1,877
Total accumulated gain (loss)	$167,672	$2,551,452

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

For the year ended September 30, 2017, the Funds did not defer any qualified late year losses.

At September 30, 2017, the Funds had the following capital loss carryforwards:

	Unlimited	Unlimited
	Short-Term	Long-Term
ValueShares U.S. Quantitative Value ETF	$8,281,216	$3,109,297
ValueShares International Quantitative Value ETF	—	1,239,558
MomentumShares U.S. Quantitative Momentum ETF	3,282,901	—
MomentumShares International Quantitative Momentum ETF	3,610,476	—
Alpha Architect Value Momentum Trend ETF	—	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years ended September 30, 2017 and September 30, 2016 were as follows:

	Fiscal	Fiscal
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016

	Ordinary Income	Ordinary Income
ValueShares U.S. Quantitative Value ETF	$771,457	$696,488
ValueShares International Quantitative Value ETF	865,181	356,084
MomentumShares U.S. Quantitative Momentum ETF	74,945	36,039
MomentumShares International Quantitative Momentum ETF	246,459	64,295
Alpha Architect Value Momentum Trend ETF	135,630	—

The MomentumShares U.S. Quantitative Momentum ETF and the Alpha Architect Value Momentum Trend ETF paid a return of capital of $15,320 and $1,877, respectively, during the period ended September 30, 2017.

The MomentumShares International Quantitative Momentum ETF paid a return of capital of $2,452 during the period ended September 30, 2016.

NOTE 7 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 11, 2016, the Audit Committee of the Board of Trustees of Alpha Architect ETF Trust (the “Trust”) accepted the appointment of Spicer Jefferies LLP as the Trust’s independent registered public accounting firm to audit the Trust’s financial statements for the year ending September 30, 2017.

The audit reports of Baker Tilly on the financial statements of the Trust for the two most recent fiscal years ended September 30, 2015 and September 30, 2016 did not contain an adverse opinion or disclaimer of opinion, nor was either report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Trust’s two most recent fiscal years and through November 11, 2016, there were no disagreements with Baker Tilly on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Baker Tilly, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports on the Trust’s financial statements for such years.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2017

During the Trust’s two most recent fiscal years and through November 11, 2016, there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended.

The Trust requested that Baker Tilly furnish it with a letter addressed to the Securities and Exchange Commission (“SEC”) stating whether or not it agrees with the above statements. A copy of Baker Tilly’s response was filed as an Exhibit to the Trust’s Form N-SAR with the SEC on May 26, 2017.

NOTE 8 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

Effective February 1, 2017, the Funds changed their principal investment strategy from an “active management” investment approach to a “passive management” (also known as indexing) investment approach designed to track the performance, before fees and expenses, of each Fund’s index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Funds’ investment adviser and an indirect subsidiary of Alpha Architect.

NOTE 9 – OTHER INFORMATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates have been incorporated in the Funds’ financial statements and have no impact on each of the Funds’ net assets or results of operations.

5251 SOUTH QUEBEC STREET, SUITE 200
GREENWOOD VILLAGE, COLORADO 80111
TELEPHONE: (303) 753-1959
FAX: (303) 753-0338
www.spicerjeffries.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Alpha Architect ETF Trust

We have audited the accompanying statements of assets and liabilities of ValueShares U.S. Quantitative Value ETF (“QVAL”), ValueShares International Quantitative Value ETF (“IVAL”), MomentumShares U.S. Quantitative Momentum ETF (“QMOM”), MomentumShares International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”) (each a series of the Alpha Architect ETF Trust, the “Trust” and collectively, the “Funds”), including the schedules of investments, as of September 30, 2017, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended (QVAL, IVAL, QMOM, IMOM) and the period May 3, 2017 to September 30, 2017 (VMOT). These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2017, and the results of their operations, changes in net assets and financial highlights for the year then ended (QVAL, IVAL, QMOM, IMOM) and for the period May 3, 2017 to September 30, 2017 (VMOT), in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year ended September 30, 2016 (QVAL, IVAL), for the period December 2, 2015 to September 30, 2016 (QMOM) and for the period December 23, 2015 to September 30, 2016 (IMOM) and the financial highlights for the year ended September 30, 2016 (QVAL, IVAL), for the period December 2, 2015 to September 30, 2016 (QMOM), for the period December 23, 2015 to September 30, 2016 (IMOM), for the period October 22, 2014 to September 30, 2015 (QVAL) and for the period December 17, 2014 to September 30, 2015 (IVAL) were audited by other accountants and they expressed an unqualified opinion on them in their report dated November 11, 2016, but they have not performed any auditing procedures since that date.

Greenwood Village, Colorado
November 22, 2017

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	ValueShares U.S.		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	September 30, 2015		September 30, 2015

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	ValueShares U.S.		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2016		September 30, 2016

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.90%	29	11.46%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	MomentumShares U.S.		MomentumShares International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Period Ended		Fiscal Period Ended
	September 30, 2016		September 30, 2016

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.37%
0.00% to 0.249%	65	30.81%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	ValueShares U.S.		ValueShares International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2017		September 30, 2017

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	1	0.40%	10	3.98%
0.75% to 0.999%	1	0.40%	24	9.56%
0.50% to 0.749%	2	0.80%	45	17.93%
0.25% to 0.499%	19	7.57%	67	26.69%
0.00% to 0.249%	113	45.02%	55	21.91%
-0.001% to -0.249%	101	40.24%	26	10.36%
-0.25% to -0.499%	12	4.78%	12	4.78%
-0.50% to -0.749%	2	0.80%	4	1.59%
-0.75% to -0.999%	0	0.00%	4	1.59%
-1.00% or more	0	0.00%	4	1.59%
	251	100.00%	251	100.00%

	MomentumShares U.S.		MomentumShares International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended		Fiscal Year Ended
	September 30, 2017		September 30, 2017

	Number of
Premium/Discount	Trading	% of Total	Number of	% of Total Trade
Range	Days	Trade Days	Trading Days	Days

1.00% or more	5	1.99%	6	2.39%
0.75% to 0.999%	4	1.59%	31	12.35%
0.50% to 0.749%	9	3.59%	44	17.53%
0.25% to 0.499%	22	8.76%	61	24.30%
0.00% to 0.249%	82	32.67%	51	20.32%
-0.001% to -0.249%	81	32.27%	24	9.56%
-0.25% to -0.499%	23	9.16%	20	7.97%
-0.50% to -0.749%	13	5.18%	11	4.38%
-0.75% to -0.999%	6	2.39%	2	0.80%
-1.00% or more	6	2.39%	1	0.40%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Period Ended
	September 30, 2017

	Number of
Premium/Discount	Trading	% of Total
Range	Days	Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	2	1.89%
0.25% to 0.499%	24	22.64%
0.00% to 0.249%	58	54.72%
-0.001% to -0.249%	17	16.04%
-0.25% to -0.499%	5	4.72%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	106	100.00%

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
September 30, 2017

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2017 to September 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
	Expense	Account Value	Account Value	Period April 1, 2016 to
	Ratio	March 31, 2017	September 30, 2017	September 30, 2017

ValueShares U.S. Quantitative Value ETF[1]
Actual	0.79%	$1,000.00	$1,076.10	$4.11
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
ValueShares International Value ETF[1]
Actual	0.79%	$1,000.00	$1,142.00	$4.24
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
MomentumShares US Quantitative Momentum ETF [1]
Actual	0.79%	$1,000.00	$1,060.40	$4.08
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
MomentumShares International Quantitative Momentum ETF [1]
Actual	0.79%	$1,000.00	$1,138.10	$4.23
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	0.45%	$1,000.00	$1,087.70	-
Hypothetical (5% annual return before expenses)	0.45%	1,000.00	1,025.07	-

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.
2. The advisor has waived 100% of the operating expense.

Alpha Architect ETF Trust

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	100.00%
MomentumShares U.S. Quantitative Momentum ETF	100.00%
MomentumShares International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	93.50%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2017 was as follows:

ValueShares U.S. Quantitative Value ETF	100.00%
ValueShares International Quantitative Value ETF	0.00%
MomentumShares U.S. Quantitative Momentum ETF	100.00%
MomentumShares International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	30.60%

SHORT TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Funds was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2017. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary
	Creditable		Income Distribution
	Foreign Tax	Per Share	Derived From Foreign
	Credit Paid	Amount	Sourced Income
ValueShares International Quantitative Value ETF	$94,253	$0.0438	100.00%
MomentumShares International Quantitative Momentum ETF	54,811	0.0354	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010 – 2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance and Dornsife Fellow, Drexel University, LeBow College of Business (2003 – present); Faculty Advisor, Dragon Fund, Drexel University, LeBow College of Business (2007 – present); Wilhelm Mueller-Foundation Visiting Professor of Finance, University of Mannheim, Germany (2011 – 2012).	5	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Associate Editor of The Financial Review (2009 – present) and Editorial Board Member of the International Journal of Managerial Finance (2005 – present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present); Member of FINRA’s Market Regulation Committee (2009 – present); Member of Bloomberg’s Tradebook Advisory Council (2012 – 2014).	5	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACT
(Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on February 6, 2017 to consider the approval of the Advisory Agreement between the Trust, on behalf of Alpha Architect Value Momentum Trend ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreement, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed a copy of the proposed Advisory Agreement.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Fund. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to the Fund, monitoring compliance with the Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

Performance. The Board noted that, as the Fund had not yet commenced investment operations, it had no investment performance. The Board was advised that the Adviser has performed extensive research on the strategies of the Fund’s underlying ETFs and that the Adviser had been managing assets following a strategy comparable to the strategy to be used by the Fund for several years and the Board reviewed performance of that strategy.

Comparative Fees and Expenses. In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for the Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to other exchange-traded funds. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s proposed management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Costs and Profitability. The Board further considered information regarding the estimated profits to be realized by the Adviser in connection with providing services to the Fund. The Board recognized that, due to the Fund not being launched yet, it was difficult to estimate how profitable the Fund would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Fund, and the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Fund except for payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for the Fund do not include breakpoints, but concluded that it was premature – as the Fund had not launched – to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement, including the compensation payable under the agreement.

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
(Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
5251 South Quebec Street
Greenwood Village, CO 80111

Legal Counsel
Pellegrino, LLC
4 East Cherry Street
Wenonah, N.J. 08090

ValueShares U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

ValueShares International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

MomentumShares U.S. Quantitative Momentum ETF
Symbol – QMOM
CUSIP – 02072L409

MomentumShares International Quantitative Momentum ETF
Symbol – IMOM
CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT
CUSIP – 02072L508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ValueShares U.S. Quantitative Value ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit Fees	$8,500	$11,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,500
All Other Fees	N/A	N/A

ValueShares International Quantitative Value ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit Fees	$8,500	$11,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,500
All Other Fees	N/A	N/A

MomentumShares U.S. Quantitative Momentum ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit Fees	$8,500	$11,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,500
All Other Fees	N/A	N/A

MomentumShares International Quantitative Momentum ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit Fees	$8,500	$11,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,500
All Other Fees	N/A	N/A

Alpha Architect Value Momentum Trend ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit Fees	$6,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

ValueShares U.S. Quantitative Value ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

ValueShares International Quantitative Value ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

MomentumShares U.S. Quantitative Momentum ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

MomentumShares International Quantitative Momentum ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect Value Momentum Trend ETF
	FYE 9/30/2017	FYE 9/30/2016
Audit Fees	0%	N/A
Audit-Related Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

ValueShares U.S. Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2017	FYE 9/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

ValueShares International Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2017	FYE 9/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

MomentumShares U.S. Quantitative Momentum ETF
Non-Audit Related Fees	FYE 9/30/2017	FYE 9/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

MomentumShares International Quantitative Momentum ETF
Non-Audit Related Fees	FYE 9/30/2017	FYE 9/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect Value Momentum Trend ETF
Non-Audit Related Fees	FYE 9/30/2017	FYE 9/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Daniel Dorn and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date  November 27, 2017

By (Signature and Title)  /s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date  November 27, 2017